Share capital and Contributed Surplus (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Disclosure of issued common shares [Table Text Block]
	Number	Issued Price	Amount
Outstanding at December 2018	3	$66.67	$200

Issued for directors converted loans (1)	92,857	$0.34	31,308
Issued for parent company converted loans (2)	152,857	$3.06	467,000
Issued for directors converted loans (3)	21,429	$7.00	150,000
Issued for converted debt and accrued interest (4)	44,350	$14.00	620,897
Issued in private placement (5)	72,500	$14.00	1,014,948

Outstanding at December 31, 2019	383,996		$2,284,353

Issued in private placement (6)	37,500	$28.00	1,050,000
Issued in private placement (6)	12,082	$35.00	422,875
Issued in asset acquisition (7)	9,957	$16.80	167,280
Issued for converted debt and accrued interest (8)	6,523	$39.20	255,718
Issued for new converted debt and accrued interest (9)	45,858	$28.96	1,328,163
Issued in private placement (10)	229	$34.93	8,000
Issued for consulting services (11)	871	$37.19	32,393
Issued for exercise of stock options (12)	1,743	$44.80	78,080
Issued for performance bonus (13)	14,929	$49.00	731,500
Issued in brokered private placement (14)	62,994	$49.01	3,087,138
Shares from Foremost's QT (15)	12,836	$49.00	628,949
Outstanding at September 30, 2020	589,518		$10,074,449
Less: share offering costs			(699,886)
Total share capital at September 30, 2020			$9,374,563

	September 30, 2022		September 30, 2021		September 30, 2020
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	699,511	$17,215,068	589,518	$9,374,563	383,996	$2,284,353
Issued in private placement	22,857	$272,000	10,714	$1,110,000	49,811	$1,480,875
Issued for exercise of warrants	19,000	$277,098	10,380	$815,307	-	$-
Issued for bonus shares relating to borrowings (Note 10)	18,525	$411,692	-	$-	-	$-
Issued for conversion of share units	8,349	$874,840	138	$12,498	-	$-
Issued for acquisition (Note 4(a))	3,965	$377,503	-	$-	-	$-
Issued for conversion of contingent shares (Note 4(a))	875	$83,319	-	$-	-	$-
Issued for debt settlements	143	$19,000	1,305	$63,866	-	$-
Issued in brokered private placement	-	$-	51,087	$3,611,818	62,994	$3,087,138
Issued for exercise of stock options	-	$-	18,195	$1,292,015	1,743	$78,080
Issued for asset acquisition (Note 4(b))	-	$-	14,286	$1,290,000	9,957	$167,280
Issued for exercise of broker compensation options	-	$-	2,459	$347,680	-	$-
Issued for amended license (Note 26)	-	$-	1,429	$137,000	-	$-
Issued for conversion of 15% 2020 converted notes	-	$-	-	$-	45,858	$1,328,163
Issued for performance bonus	-	$-	-	$-	14,929	$731,500
Shares from Foremost's QT (Note 4(c))	-	$-	-	$-	12,836	$628,949
Issued for conversion of 10% 2019 converted notes	-	$-	-	$-	6,523	$255,718
Issued for consulting services	-	$-	-	$-	871	$32,393
Less: share offering costs for the year	-	$(33,880)	-	$(839,679)	-	$(699,886)
Balance, end of year	773,225	$19,496,640	699,511	$17,215,068	589,518	$9,374,563

Disclosure of warrant activity [Table Text Block]
	# of Warrants	Exercise Price	Fair Value	Weighted average remaining life (years)	Expiry Date
Warrants outstanding at December 31 2018	-	$-	$-	-

Granted	6,500,000	$0.20	$1,192	3.25	January 1 2024
Granted	2,000,000	$0.20	$19,858	3.71	June 14 2024

Warrants outstanding at December 31, 2019	8,500,000		$1,192

Issued in private placement	15,000	$0.40	$2,265	1.33	January 30 2022
Issued in private placement	84,622	$0.45	$13,515	1.60	May 8 2022
Issued in asset acquisition (see Note 4)	750,000	$0.50	$180,000	2.29	June 12 2022
Issued in private placement	235,428	$0.70	$60,340	1.77	July 9 2022

Warrants outstanding at September 30, 2020	9,585,050		$257,312	3.22

	September 30, 2022		September 30, 2021		September 30, 2020
		Weighted		Weighted		Weighted
	Number of	average	Number of	average exercise	Number of	average exercise
	warrants	exercise price	warrants	price	warrants	price
Outstanding, beginning of year	13,901,640	$0.74	9,585,050	$0.24	8,500,000	$0.20
Issued	1,000,000	$0.57	5,043,165	$1.73	1,085,050	$0.54
Exercised	(1,330,000)	$0.26	(726,575)	$1.05	-	$-
Expired	(154,484)	$0.56	-	$-	-	$-
Outstanding, end of year	13,417,156	$0.78	13,901,640	$0.74	9,585,050	$0.24

Exercisable, end of year	12,792,156	$0.82	12,901,640	$0.75	8,835,050	$0.22

Disclosure of additional information on outstanding warrants [Table Text Block]
	Number
	outstanding	Fair value (1)	Expiry Date
Founders' warrants:
Exercise price of $0.20	5,520,000	$1,013	January 1, 2024
Exercise price of $0.20	1,900,000	$18,865	June 14, 2024

GhostStep's warrants:
Exercise price of $0.50	250,000	$60,000	January 15, 2023

April 2021 equity financing:
Exercise price of $1.75	3,274,657	$785,918	April 29, 2023
Exercise price of $1.75	40,000	$9,600	August 25, 2023

LEC's warrants (see Note 4(b)):
Exercise price of $0.70	500,000	$425,000	April 29, 2026

September 2021 equity financing:
Exercise price of $2.35	750,000	$390,000	September 16, 2023

Broker warrants:
Exercise price of $1.75	137,499	$33,000	April 29, 2023
Exercise price of $2.00	45,000	$32,400	September 16, 2023

Acquisition of Police Ordnance (Note 4(a)):
Exercise price of $1.72	200,000	$132,000	December 15, 2024

July 2022 equity financing
Exercise price of $0.285	800,000	$72,000	July 14, 2024
	13,417,156	$1,959,796

Disclosure of weighted-average assumptions of warrants granted [Table Text Block]
Warrants @ $0.20
1/70 of stock price	$0.044
Volatility	66.75%
Dividend Yield	Nil
Risk-free interest rate	1.40%
Expected life	5

Weighted average fair value per warrant	$0.0099
	Warrants @ $0.40	Warrants @ $0.45	Warrants @ $0.70
1/70 of stock price	$0.40	$0.50	$0.70
Volatility	68%	68%	67%
Dividend Yield	Nil	Nil	Nil
Risk-free interest rate	1.47%	0.27%	0.29%
Expected life	2	2	2

Estimated fair value per warrant	$0.15	$0.20	$0.26

	Acquisition of POC	July 2022 Warrants
Exercise Price	$1.72	$0.285
1/70 of stock price	$1.36	$0.215
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant	$0.66	$0.09
	Barrier Option Model		Black-Scholes Option Model
	April 2021 warrants	September 2021 warrants	September 2021 broker warrants	LEC warrants
Exercise Price	$1.75	$2.35	$2.00	$0.70
1/70 of stock price	$1.01	$2.14	$2.14	$0.40
Volatility	80%	80%	80%	0%
Dividend Yield	Nil	Nil	Nil	Nil
Risk-free interest rate	0.31%	0.26%	0.26%	69.00%
Barrier (accelerator on life of warrants)	$3.00	$4.60	N/A	N/A
Rebate	$1.25	$2.00	N/A	N/A
Expected life	2	1	1	0.85

Weighted average fair value per warrant	$0.24	$0.52	$0.72	$0.85
	Warrants @	Warrants @	Warrants
	$0.40	$0.45	@ $0.70
1/70 of stock price	$0.40	$0.50	$0.70
Volatility	68%	68%	67%
Dividend Yield	Nil	Nil	Nil
Risk-free interest rate	1.47%	0.27%	0.29%
Expected life	2	2	2

Estimated fair value per warrant	$0.15	$0.20	$0.26

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price
Options outstanding at December 31, 2019	-	$-

Granted	29,357	45.50
Options from the Foremost qualifying transaction	1,224	32.90
Exercised	(1,743)	35.00
Options outstanding at September 30, 2020	28,838	$45.50

Options exercisable at September 30, 2020	7,474	$42.00

		Weighted
	Number of	average
	options	exercise price
Outstanding at December 31, 2019	-	$-
Granted	29,357	$45.50
Options from the Qualifying Transaction	1,224	$32.90
Exercised	(1,743)	$35.00
Outstanding at September 30, 2020	28,838	$45.50
Granted	52,988	$104.30
Exercised	(18,194)	$50.40
Cancelled	(4,096)	$48.30
Outstanding at September 30, 2021	59,536	$95.90
Granted	9,500	$69.59
Cancelled	(11,928)	$131.76
Outstanding at September 30, 2022	57,108	$83.87

Options exercisable at September 30, 2022	43,618	$83.90

Disclosure of weighted-average assumptions of stock options granted [Table Text Block]
Stock price	$28.00 to $49.00
Exercise price	$28.00 to $49.00
Volatility	67.71%
Dividend Yield	Nil
Risk-free interest rate	0.65%
Expected life (years)	4.15

Weighted-average fair value per option	$ 16.10

	2022	2021	2020
	$14.70 to	$49.00 to	$28.00 to
Stock price	$126.70	$159.60	$49.00
	$14.70 to	$49.00 to	$28.00 to
Exercise price	$126.70	$159.60	$49.00
Volatility	90.48%	76.46%	67.71%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	2.04%	0.35%	65.00%
Expected life (years)	2.91	2.26	3.38
Weighted-average fair value per option	$38.21	$50.40	$16.10

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Number exercisable
$33.00	1,224	2.71	1,224
$35.00	2,614	0.67	-
$46.00	13,214	4.41	3,304
$49.00	11,786	4.79	2,946
	28,838	4.15	7,474

		Weighted
		average	Weighted		Remaining	Weighted
Range of		remaining	average		exercisable	average
exercise	Number	contractual	outstanding		contractual	exercisable
prices	outstanding	life	strike price	Exercisable	life	strike price
$14.70 to $41.16	4,592	4.54	$15.91	306	0.71	$32.90
$41.17 to $67.63	12,329	2.74	$48.74	12,329	2.74	$48.74
$67.64 to $94.10	20,973	3.47	$78.02	17,080	3.38	$75.79
$94.11 to 120.57	7,448	3.34	$118.59	7,448	3.34	$118.59
$120.58 to $147.00	11,766	3.95	$135.66	6,455	3.97	$134.87
	57,108	3.48	$83.87	43,618	3.26	$83.90

Disclosure of changes in share units [Table Text Block]
	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2020	-	-	-	-
Granted	16,412	2,857	2,143	21,412
Vested and converted	(139)	-	-	(139)
Outstanding at September 30, 2021	16,273	2,857	2,143	21,273
Granted	10,726	17,942	514	28,668
Vested and converted to common shares	(5,681)	(2,666)	-	(8,347)
Vested and repurchased for withholding taxes	(144)	(249)	-	(393)
Expired / cancelled	-	(17,714)	-	(17,714)
Outstanding at September 30, 2022	21,174	170	2,657	24,001

Disclosure of share based compensation expense by function [Table Text Block]
	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
General and administrative	$1,104,858	$1,425,111	$160,267
Selling and marketing	552,627	754,167	42,700
Research and development, net	302,587	282,929	80,117
Total share-based compensation	$1,960,072	$2,462,207	$283,084